Invesco Pennsylvania Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-PAVMI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–169.76%(a)
Pennsylvania–161.26%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$10,410	$ 12,098,086
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, VRD RB (c)	1.57%	12/01/2037	500	500,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,125,400
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB (d)(e)	5.50%	03/01/2021	1,600	1,710,144
Series 2013 A, RB	5.00%	03/01/2033	1,600	1,756,720
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group); Series 2018 A, Ref. RB (b)(f)	5.00%	04/01/2047	7,885	9,137,217
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (3 mo. USD LIBOR + 0.82%)(g)	2.55%	02/01/2037	2,000	1,968,980
Series 2009, RB	5.62%	08/15/2039	2,750	2,769,167
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,554,123
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,462,400
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.37%	08/15/2035	1,215	1,251,195
Allegheny (County of), PA Industrial Development Authority (Residential Resources, Inc.); Series 2006, RB	5.13%	09/01/2031	355	355,405
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (b)	5.00%	12/01/2045	7,880	9,015,823
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (h)	5.00%	05/01/2022	910	967,357
Series 2018, RB (h)	5.00%	05/01/2042	2,245	2,482,656
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	556,355
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	666,144
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,289,492
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,743,950
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(i)	5.00%	11/15/2030	1,575	1,739,162
Series 2014, Ref. RB (INS -BAM)(i)	5.00%	11/15/2031	1,575	1,737,713
Bethlehem Area School District; Series 2010, GO Bonds (d)(e)	5.25%	01/15/2020	3,000	3,070,110
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,093,337
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	3,854,412
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (d)(e)	6.25%	11/15/2021	1,670	1,860,313
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,082,790
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,011,672
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,235,354
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,713,614
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,546,323
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,158,460
Coatesville School District; Series 2010, GO Bonds (INS -AGM)(i)	5.00%	08/15/2030	2,650	2,726,823
Commonwealth Financing Authority;
Series 2010 B, RB (d)	5.00%	06/01/2023	1,775	1,832,173
Series 2018, RB (b)(f)	5.00%	06/01/2031	3,500	4,251,520
Series 2018, RB (b)(f)	5.00%	06/01/2032	2,000	2,417,300
Series 2018, RB (b)(f)	5.00%	06/01/2033	2,000	2,408,380
Series 2018, RB (b)(f)	5.00%	06/01/2035	1,500	1,793,085
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,634,608
Series 2010, RB	6.00%	01/01/2040	2,885	2,938,055
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of), PA Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB (d)(e)	5.00%	11/01/2019	$ 1,850	$ 1,876,603
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,145,341
Dauphin (County of), PA General Authority (Pinnacle Health System);
Series 2009, RB	5.75%	06/01/2020	1,875	1,880,869
Series 2009, Ref. RB (d)(e)	5.75%	06/01/2019	1,875	1,875,000
Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,333,639
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	901,149
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,595,176
Delaware River Port Authority;
Series 2010 D, RB (d)(e)	5.00%	01/01/2020	2,000	2,041,540
Series 2013, RB	5.00%	01/01/2031	1,000	1,141,620
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,405,680
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,421,554
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,776,520
Derry (Township of), PA Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD RB (LOC - PNC Bank N.A.)(c)(j)	1.43%	11/01/2030	480	480,000
Doylestown (City of), PA Hospital Authority; Series 2013 A, RB (INS -AGM)(i)	5.00%	07/01/2024	3,025	3,363,376
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare; Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,707,294
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	794,115
Series 2013, RB	5.00%	07/01/2045	2,020	2,114,536
Series 2014, RB	5.00%	07/01/2039	750	796,853
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	909,859
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,116,714
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(c)(j)	1.43%	06/01/2037	1,270	1,270,000
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (d)	5.38%	07/01/2020	2,980	3,103,312
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2048	515	561,731
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,676,460
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	3,930	4,124,456
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,591,110
Series 2011 B, VRD RB (c)	1.44%	06/01/2041	700	700,000
Series 2017 A-1, Ref. RB (b)	5.00%	02/15/2045	7,810	9,035,311
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,287,515
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	753,368
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,621,800
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB (d)(e)	5.00%	01/01/2022	2,000	2,176,680
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	4,060,072
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(j)	1.56%	07/01/2034	1,965	1,965,000
Series 2015, Ref. RB	5.00%	11/01/2035	790	881,672
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,124,830
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB (k)	5.25%	07/01/2042	2,675	2,729,597
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,484,430
Lycoming (County of), PA Authority (Susquehanna Health System); Series 2009 A, RB	5.75%	07/01/2039	3,750	3,761,362
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB (d)(e)	5.00%	06/01/2022	3,600	3,967,272
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,630,499
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	$ 4,915	$ 5,326,287
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,145,150
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,610,024
Series 2012, Ref. RB	5.00%	11/15/2028	500	542,815
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,478,419
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, RB	5.00%	12/01/2048	1,270	1,387,526
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (d)(e)	6.62%	12/01/2021	3,905	4,392,656
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,135,800
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB, (b)	5.00%	11/01/2047	5,865	6,925,392
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,349,408
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,472,114
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	777,148
Series 2012, RB	5.00%	07/01/2036	1,000	1,044,530
Northeastern Pennsylvania Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	1,350	1,558,872
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds (b)(e)	5.00%	04/01/2028	15,000	17,004,000
Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,533,507
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,128,325
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB	5.00%	03/01/2034	1,750	1,872,150
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (l)	5.00%	11/01/2041	3,830	4,130,387
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB (l)	5.00%	12/01/2034	2,000	2,086,220
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,817,986
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (l)	5.50%	11/01/2044	2,365	2,513,451
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (l)	5.00%	12/31/2034	4,400	5,003,548
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	2,000	2,040,920
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,713,211
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,136,398
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB (d)(e)	6.00%	07/01/2020	1,000	1,047,470
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,476,372
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB (d)(e)	5.00%	10/01/2022	2,150	2,393,143
Series 2012, RB (d)(e)	5.00%	10/01/2022	1,000	1,113,090
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,180,700
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,500,794
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,601,582
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB (d)(e)	5.00%	03/01/2020	$1,000	$1,025,920
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,581,556
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB (b)	5.00%	08/15/2046	7,800	9,263,280
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	3,925	4,615,015
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, RB	5.00%	07/01/2042	2,320	2,358,071
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021	12,135	12,166,672
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,833,335
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,500,730
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,000	2,339,560
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	814,380
Series 2009 C, RB (INS -AGM)(i)(m)	6.25%	06/01/2033	5,840	7,405,996
Series 2009 E, RB (m)	6.37%	12/01/2038	720	926,856
Series 2010 A-1, RB (d)(e)	5.00%	12/01/2019	1,000	1,017,580
Series 2011 B, RB (b)	5.00%	12/01/2041	11,000	11,662,310
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,730,325
Series 2017 A, RB (b)(f)	5.50%	12/01/2042	10,000	11,927,600
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,342,025
Subseries 2010 A-2, RB (d)(e)	5.50%	12/01/2020	370	392,144
Subseries 2010 A-2, Ref. RB (d)(e)	5.50%	12/01/2020	1,695	1,796,446
Subseries 2010 B-2, RB (d)(e)	5.00%	12/01/2020	695	731,487
Subseries 2010 B-2, RB (d)(e)	5.00%	12/01/2020	375	394,688
Subseries 2010 B-2, RB (d)(e)	5.13%	12/01/2020	1,500	1,581,510
Subseries 2010 B-2, Ref. RB (d)(e)	5.00%	12/01/2020	805	847,263
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,838,738
Philadelphia (City of), PA;
Ninth Series 2010, RB (d)(e)	5.00%	08/01/2020	1,500	1,561,275
Ninth Series 2010, RB (d)(e)	5.25%	08/01/2020	1,400	1,460,368
Ninth Series 2010, RB	5.25%	08/01/2040	2,210	2,297,074
Series 2009 A, Ref. GO Bonds (d)(e)	5.50%	08/01/2019	160	161,043
Series 2009 A, Ref. GO Bonds (INS -AGC)(i)	5.50%	08/01/2024	1,340	1,348,630
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	2,135	2,223,474
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	615	640,123
Series 2011, GO Bonds (d)(e)	6.00%	08/01/2020	2,000	2,105,780
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,128,250
Series 2017 A, RB (b)(f)	5.25%	10/01/2052	7,405	8,820,688
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,986,228
Series 2017 B, Ref. RB (l)	5.00%	07/01/2047	3,000	3,467,670
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,120	3,613,490
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	129,401
Twelfth Series 1990 B, RB (d)	7.00%	05/15/2020	430	452,029
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB (b)	5.00%	07/01/2042	6,000	6,826,320
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,630,393
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,722,005
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,115,880
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (d)(e)	5.00%	05/15/2020	4,995	5,159,735
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	$1,980	$2,233,480
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,120,250
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.12%	03/15/2043	1,915	1,506,760
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.87%	04/01/2032	450	458,082
Series 2012, RB	6.25%	04/01/2037	500	511,740
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,585,094
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,029,630
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,469,457
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (d)(e)	6.00%	08/01/2020	1,660	1,743,847
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,566,240
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (d)(e)	6.62%	12/15/2022	1,250	1,463,838
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (h)	6.50%	06/15/2033	3,055	3,145,672
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB (h)	5.00%	03/15/2045	1,960	2,053,492
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS -AMBAC)(i)	5.25%	02/15/2029	1,645	1,650,067
Philadelphia (Commonwealth of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,681,716
Philadelphia (Commonwealth of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,216,368
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS -NATL)(i)	5.00%	06/01/2025	1,965	2,299,895
Series 2008 E, GO Bonds (INS -BHAC)(i)	5.13%	09/01/2023	420	421,520
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS -AGM)(i)	5.00%	02/01/2035	1,000	1,034,400
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(i)	5.00%	02/01/2031	3,235	3,350,748
Pittsburgh (City of), PA Water & Sewer Authority; Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,409,875
Southeastern Pennsylvania Transportation Authority; Series 2011, RB (d)(e)	5.00%	06/01/2021	2,480	2,652,732
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS -AGM)(i)	5.00%	12/01/2030	3,745	4,440,821
State Public School Building Authority (Philadelphia School District); Series 2012, RB	5.00%	04/01/2032	1,500	1,611,495
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (l)	5.00%	01/01/2027	4,415	4,818,972
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, RB (d)(e)	7.00%	08/01/2021	3,000	3,346,320
University of Pittsburgh — of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB (b)(e)	5.25%	09/15/2034	10,000	10,108,600
Series 2005 A, RB (b)(e)(f)	5.25%	09/15/2030	10,000	10,108,600
Washington (County of), PA Industrial Development Authority (Washington Jefferson College);
Series 2010, RB (d)(e)	5.00%	05/01/2020	1,700	1,755,335
Series 2010, RB (d)(e)	5.25%	05/01/2020	1,500	1,552,200
Washington (County of), PA Redevelopment Authority;
Series 2018, Ref. RB	5.00%	07/01/2028	750	791,910
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,045,350
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	2,670	2,908,217
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,606,020
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB (d)(e)	5.00%	08/15/2023	2,000	2,287,180
Series 2013, RB (d)(e)	5.00%	08/15/2023	2,250	2,573,077
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (d)(e)	5.00%	11/01/2020	2,650	2,779,505
				533,420,976
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–5.00%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		$ 1,700	$ 1,786,377
Guam (Territory of) (Section 30);
Series 2009 A, RB (d)(e)	5.62%	12/01/2019		1,250	1,276,287
Series 2009 A, RB (d)(e)	5.75%	12/01/2019		1,065	1,088,047
Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,370,200
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS -AGM)(i)(l)	6.00%	10/01/2034		1,550	1,810,989
Series 2013 C, RB (l)	6.25%	10/01/2034		1,500	1,734,960
Guam (Territory of) Power Authority;
Series 2010 A, RB (d)(e)	5.50%	10/01/2020		1,285	1,353,028
Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,812,693
Guam (Territory of) Waterworks Authority;
Series 2010, RB (d)(e)	5.63%	07/01/2020		3,000	3,133,080
Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,170,712
					16,536,373
Virgin Islands–1.87%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	857,907
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2030		2,230	2,459,801
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.62%	10/01/2029		2,040	2,037,450
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		810	816,075
					6,171,233
Puerto Rico–1.63%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		1,115	1,126,540
Series 2005 A, RB (n)	0.00%	05/15/2050		15,000	2,074,200
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(i)	5.25%	07/01/2030		640	695,885
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS -AGC)(i)	5.25%	07/01/2034		450	494,843
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (n)	0.00%	07/01/2029		715	490,676
Series 2018 A-1, RB (n)	0.00%	07/01/2031		850	524,339
					5,406,483
TOTAL INVESTMENTS IN SECURITIES(o)–169.76% (Cost $532,564,574)					561,535,065
FLOATING RATE NOTE OBLIGATIONS–(29.74)%
Notes with interest and fee rates ranging from 1.84% to 1.94% at 05/31/2019 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052 (See Note 1D)(p)					(98,390,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.59)%					(137,572,293)
OTHER ASSETS LESS LIABILITIES–1.57%					5,213,331
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$330,786,103
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $30,365,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $11,108,978, which represented 3.36% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Zero coupon bond issued at a discount.
(l)	Security subject to the alternative minimum tax.
(m)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Zero coupon bond issued at a discount.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $154,970,184 are held by TOB Trusts and serve as collateral for the $98,390,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Pennsylvania Value Municipal Income Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust